Property and Equipment (Details Narrative) (Fortman Insurance Agency, LLC) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 173,791	$ 57,771	$ 94,474
Fortman Insurance Agency, LLC [Member]
Depreciation expense				$ 22,335	$ 26,225